UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811 02995

Exact name of registrant as specified in charter: NRM Investment Company

Address of principal executive offices: NRM Investment Company, 280 Abrahams Lane, Villanova, Pennsylvania 19085

Name and address of agent for service: John H. McCoy, President, NRM Investment Company, 280 Abrahams Lane, Villanova, Pennsylvania 19085

Registrant’s Telephone Number: (610) 995-0322

Date of fiscal year end: August 31

Date of Reporting Period: Semi-annual period ending February 28, 2009.

ITEM 1 – REPORTS TO STOCKHOLDERS

A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act is attached hereto.

ITEMS 2 – 5

The within N-CSR is a semi-annual report and accordingly the information required by these items are not required at this time.

ITEM 6 – SCHEDULE OF INVESTMENTS

The information is included as part of the report to shareholders filed under Item 1 of this report and attached hereto.

ITEMS 7, 8 – PROXY VOTING POLICIES AND PURCHASES OF EQUITY SECURITIES:

The information requested is not applicable to this open-end company.

ITEM 9 – SUBMISSION OF MATTER TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM – 10 CONTROLS AND PROCEDURES

The Fund operates through its five-member board of directors sitting as an executive committee of the whole; the board members receive only nominal director’s fees. The Fund has no employees other than its officers none of whom receives compensation in such role. (The Assistant Secretary to the Fund is its counsel who receives compensation only for legal work, not in his role as a Fund officer.) The Fund engages independent contractors to provide investment, financial and custodial services. The Fund’s principal executive and financial officer is its major shareholder and one of the five directors. In his view the following controls and procedures are effective to comply with the Regulations under the Investment Company Act.

Portfolio Procedures

1. The Investment Advisor has discretion in investing the Fund’s portfolio but only within the guidelines established by the Board of Directors, and those authorized to execute investment transactions act only on direction by the Board or Advisor.

2. Any significant inflows or outflows of cash will be brought to the President’s attention to confirm that a related purchase or sale of securities or other disbursement was authorized by him.

Investment Custody and Shareholder Services

1. All transactions with shareholders and the custody of the Fund’s Securities is performed by an independent corporate custodian. Any changes to these functions must be authorized by the Board of Directors.

Accounting and Reporting

1. The recording, summarizing and reporting of all financial data will be performed by a CPA who is independent of the buying and selling of securities as well as the disbursement of the Fund’s cash and transfer of the Fund’s assets.

2. Upon discovery, the CPA will bring any unusual transaction directly to the President and/or Board’s attention.

3. The CPA will provide directly to the Board of Directors a Statement of Net Assets and a Statement of Operations in accordance with generally accepted accounting principles within ten business days of each month end.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: NRM Investment Company

By:	/s/ John H. McCoy
John H. McCoy, President and Treasurer

Date:	4/28/09

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. McCoy
John H. McCoy, President and Treasurer

Date:	4/28/09

By:	/s/ Edward Fackenthal
Edward Fackenthal, Counsel and Assistant Secretary

Date:	4/28/09

NRM Investment Company

Semi-Annual Report

February 28, 2009

NRM Investment Company
Table of Contents
February 28, 2009

Page No.
Financial Statements:

Statement of Assets and Liabilities	1
Schedule of Investments	2-4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8-11

NRM Investment Company

Statement of Assets and Liabilities
February 28, 2009

Assets

Investments at fair value (cost $12,729,282)	$8,443,934
Interest and dividends receivable	118,723
Prepaid expenses	1,666

Total Assets	8,564,323

Liabilities

Accrued expenses and other liabilities	22,184

Net Assets, Applicable to 3,518,427 Outstanding Shares, Equivalent to $2.43 a Share	$8,542,139

See notes to financial statements.

NRM Investment Company
Schedule of Investments
February 28, 2009

	Principal Amount or Shares	Fair Value
Municipal Bonds -71.0%

General Obligation Bonds – 12.5%

Bucks County, Pennsylvania, 5.00%, due 6/15/11, callable 6/15/09 at 100	100,000	$101,268
Pittsburgh, Pennsylvania, 5.00%, due 9/1/12, callable 3/1/12 at 100 (AMBAC)	250,000	268,533
Philadelphia, Pennsylvania School District, 5.625%, due 8/1/15, callable 8/1/12 at 100 (FGIC)	300,000	340,536
Pittsburgh, Pennsylvania, Refunding, 5.25%, due 9/1/16	100,000	107,821
Puerto Rico, 5.50%, due 7/1/17	250,000	240,613

Total General Obligation Bonds		1,058,771

Housing Finance Agency Bonds - .9%

Odessa, Texas Housing Finance Corporation, Home Mortgage Revenue Refunding, 8.45%, due 11/1/11, callable 11/1/05 at 103	5,715	5,718
California Housing Finance Agency, Home Mortgage, 10.25%, due 2/1/14, callable 2/1/99 at 100	35,000	35,409
Minnesota State Housing Finance Agency, Single-Family Mortgage, 5.95%, due 1/1/17, callable 1/1/07 at 101.50	30,000	30,019

Total Housing Finance Agency Bonds		71,146

Other Revenue Bonds - 57.6%

Parkland, Pennsylvania School District, 5.375%, due 9/1/15 (FGIC)	170,000	197,022
Faulkey Gully Municipal Utility District, Texas, 4.50%, due 3/1/09 (FSA)	70,000	70,000
Montgomery County, Pennsylvania Industrial Development Authority, 5.00%, due 11/1/10	250,000	261,455
Allegheny County, Pennsylvania Industrial Development Authority, 5.00%, due 11/1/11 (MBIA)	100,000	106,601
Philadelphia, Pennsylvania Gas Works, 18th Series, 5.00%, due 8/1/11 (CIFG)	300,000	315,546

See notes to financial statements.

NRM Investment Company
Schedule of Investments (Continued)
February 28, 2009

	Principal Amount or Shares	Fair Value
Municipal Bonds - 71.0% (Continued)

Other Revenue Bonds - 57.6% (Continued)

Pennsylvania Infrastructure Investment Authority, 5.00%, due 9/1/12	500,000	558,050
Pennsylvania State Higher Educational Facilities Authority, 5.50%, prerefunded 1/01/13	350,000	396,956
Harrisburg, Pennsylvania Recovery Facilities, 5.00%, mandatory put 12/1/13	425,000	465,634
Philadelphia, Pennsylvania Wastewater, 5.00%, due 7/1/14	250,000	275,203
Pennsylvania State Turnpike Commission, 5.25%, due 12/1/14, callable 12/1/08 at 101 (AMBAC)	170,000	173,076
Pennsylvania State Turnpike Commission, 5.25%, due 12/1/15, callable 12/1/08 at 101 (AMBAC)	150,000	152,813
Allegheny County Sanitation Authority, Sewer Revenue, 5.00%, due 12/1/23, callable 12/1/15	300,000	304,434
Allegheny County, Pennsylvania Higher Educational Building Authority, 5.50%, due 3/15/16, callable 6/15/12 at 100 (AMBAC)	150,000	165,045
Pennsylvania State Higher Educational Facilities Authority, 5.00%, due 6/15/16, callable 6/15/12 at 100 (AMBAC)	100,000	106,232
Philadelphia, Pennsylvania Gas Works, Fourth Series, 5.25%, due 8/1/16, callable 8/1/13	250,000	286,390
Chester County, Pennsylvania Health and Educational Authority (Devereux), 5.00%, due 11/1/18	405,000	436,505
Tobacco Settlement Financial Corporation, New Jersey, 5.00%, due 6/1/19, callable 6/1/17	200,000	168,632
North Carolina Medical Care Community Mortgage Revenue (Chatham Hospital), 5.25%, due 8/1/26, callable 2/1/17 at 100 (MBIA)	250,000	220,470
Pennsylvania State Higher Educational Facilities Authority, 6.00%, due 6/15/31	200,000	202,126

Total Other Revenue Bonds		4,862,190

Total Municipal Bonds (Cost $5,916,961)		5,992,107

See notes to financial statements.

NRM Investment Company
Schedule of Investments (Continued)
February 28, 2009

	Principal Amount or Shares	Fair Value
Preferred Stocks – 21.7%

ABN Amro Capital Trust VI, 6.25%	20,000	75,200
Aegon NV, 6.50%	15,000	84,900
Aegon NV, 6.875%	10,000	70,600
Barclays Bank, PLC ADR	20,000	125,000
Deutsche Bank Contingent Cap Tr, 6.55%	15,000	132,150
Goldman Sachs Group, Inc. 1/1000 B	15,000	258,750
HSBC USA, Inc., 1/40 Series H	20,000	159,000
ING Groep NV, 7.05%	10,000	58,800
ING Groep NV, Perpetual Debt Security	16,000	87,680
Metlife, Inc., 6.50%	17,500	240,625
PNC Financial Group, 8.25%, Floating Rate	300,000	189,279
Prudential PLC, 6.50%	12,500	103,750
Royal Bank of Scotland Group PLC ADR Series R	10,000	40,000
Royal Bank of Scotland Group PLC ADR Series Q	20,000	80,000
Santander Financial SA, 6.41%	14,000	129,600

Total Preferred Stocks (Cost $5,478,020)		1,835,334

Common Stocks – 5.1%
General Electric Co.	14,000	127,650
US Bancorp	13,000	186,030
Capital Trust, Inc.	70,000	116,900

Total Common Stocks (Cost $1,148,387)		430,580

Short-Term Investments - at Cost Approximating Fair Value - 2.2%

Federated Pennsylvania Municipal Cash Trust #8 – (Cost $185,914)	185,914	185,914

Total Investments - 100% (Cost $12,729,282)		$8,443,935

See notes to financial statements.

NRM Investment Company
Statement of Operations
Period Ended February 28, 2009

Investment Income
Interest	$129,798
Dividends	191,533
$321,331

Expenses

Investment advisory fees	15,567
Custodian fees	7,900
Transfer and dividend disbursing agent fees	750
Legal and professional fees	41,817
Directors’ fees	5,333
Insurance	758
Capital stock tax	4,300
Miscellaneous	2,317

Total Expenses	78,742

Net Investment Income	242,589

Realized and Unrealized Loss on Investments

Net realized loss from investment transactions	(903,682)
Net unrealized depreciation of investments	(3,001,550)

Net Realized and Unrealized Loss on Investments	(3,905,232)

Net Decrease in Net Assets Resulting from Operations	($3,662,643)

See notes to financial statements.

NRM Investment Company
Statements of Changes in Net Assets
Period/Year Ended February 28, 2009 and August 31, 2008

	2/28/09	8/31/08

Increase in Net Assets from Operations

Net investment income	$242,589	$1,159.521
Net realized (loss) from investment transactions	(903,682)	(12,051)
Net unrealized depreciation of investments	(3,001,550)	(1,203,697)

Net Decrease in Net Assets Resulting from Operations	(3,662,643)	(56,227)

Distributions to Shareholders	(110,778)	(202,071)

Capital Share Transactions	(241,195)	35

Total Decrease in Net Assets	(4,014,616)	(258,263)

Net Assets - Beginning of Year	12,556,755	12,815,018

Net Assets - End of Period/Year	$8,542,139	$12,556,755

See notes to financial statements.

NRM Investment Company
Financial Highlights
Period/Years Ended

	Unaudited		Years Ended August 31,
	February 28, 2009	2008	2007	2006	2005	2004
Per Share Data (for a share outstanding throughout the indicated period/year)

Net asset value, beginning of year	$3.480	$3.551	$3.938	$3.900	$3.931	$3.834

Net investment income	.067	.321	.131	.110	.070	.119

Net realized and unrealized gain (loss) on investments	(1.082)	(.336)	(.088)	.059	.097	.096

Total from Investment Operations	(1.015)	(.015)	(.219)	.169	.167	.215

Less distributions:

Dividends from capital gains	—	—	(.025)	(.021)	(.130)	(.009)

Dividends from net tax-exempt income	(.026)	(.024)	(.064)	(.086)	(.061)	(.103)
Dividends from net taxable income	(.011)	(.032)	(.024)	(.007)	(.006)	(.006)
Distribution in excess of net investment income	—	—	—	—	—	—

Total Distributions	(.037)	(.056)	(.168)	(.131)	(.198)	(.118)

Net Asset Value, End of Period/Year	$2.428	$3.480	$3.551	$3.938	$3.900	$3.931

Total Return	(29.33%)	.71%	(.37%)	(5.79%)	4.40%	3.76%

Ratios/Supplemental Data

Net assets, end of year (in thousands)	$8,542	$12,557	$12,815	$14,209	$15,397	$15,579

Ratio of expenses to average net assets	.76%	1.33%*	8.62%	1.05%	1.23%	.67%

Ratio of net investment income to average net assets	2.35%	9.23%	(3.43%)	2.77%	1.75%	3.04%

Portfolio turnover rate	9.91%	9.27%	18.00%	88.85%	56.38%	47.45%

* Excludes the recovery of environmental claims and related costs.

NRM Investment Company

Notes to Financial Statements February 28, 2009

Note 1 - Nature of Business and Significant Accounting Policies

Nature of Business

NRM Investment Company (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The investment objective of the Fund is to maximize and distribute income and gains on a current basis. Its secondary objective is preservation of capital. The Fund generally invests in both bond and equity markets and is subject to the risks and uncertainty inherent therein. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Valuation of Investments

Investments in securities (other than debt securities maturing in 60 days or less) traded in the over-the-counter market, and listed securities for which no sale was reported on the last business day of the year, are valued based on prices furnished by a pricing service. This service determines the valuations using a matrix pricing system based on common bond features such as coupon rate, quality and expected maturity dates. Securities for which market quotations are not readily available are valued by the investment advisor under the supervision and responsibility of the Fund’s Board of Directors. Investments in securities that are traded on a national securities exchange are valued at the closing prices. Short-term investments are valued at amortized cost, which approximates fair value.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on the basis of identified cost for both financial and federal income tax purposes. Interest income is recorded on the accrual basis for both financial and income tax reporting. Dividend income is recognized on the ex-dividend date. In computing investment income, the Fund amortizes premiums over the life of the security, unless said premium is in excess of any call price, in which case the excess is amortized to the earliest call date. Discounts are accreted over the life of the security.

Transactions with Shareholders

Fund shares are sold and redeemed at the net asset value. Transactions of these shares are recorded on the trade date. Dividends and distributions are recorded by the Fund on the ex-dividend date.

Federal Income Taxes

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its net investment income and realized net gain from investment transactions to its shareholders and, accordingly, no provision has been made for federal income taxes.

NRM Investment Company
Notes to Financial Statements February 28, 2009

Note 1 - Nature of Business and Significant Accounting Policies (Continued)

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 - Investment Advisor and Management Fees and Other Transactions with Affiliates

        The Fund has an investment advisory agreement which provides that the Fund pays to the investment advisor, as compensation for services provided and expenses assumed, a fee at the annual rate of .30% of the Fund’s net asset value. The chief executive officer of the investment advisor is on the Board of Directors of the Fund. Furthermore, the Fund’s president and chairman of the Board owns 80.1% of the Fund’s outstanding shares as of February 28, 2009.

Note 3 - Cost, Purchases and Sales of Investment Securities

        Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, aggregated $989,426 and $1,464,212, respectively, during the period ended February 28, 2009.

        At February 28, 2009, the cost of investment securities owned is the same for financial reporting and federal income tax purposes. Net unrealized depreciation of investment securities is $4,285,347 (aggregate gross unrealized appreciation of $208,819, less aggregate unrealized depreciation of ($4,494,166).

Note 4 - Environmental Liability

        The Fund operated a steel processing factory between 1974 and 1979. During this period, it disposed of a relatively harmless chemical waste product consisting of a weak ferrous chloride solution. The independent transporters represented that its destination was at an approved site. Following various investigations beginning in the 1980’s and continuing to the present, the United States Environmental Protection Agency (EPA) determined that property on Broad Street in Doylestown, Pa. was used as an unapproved disposal site for many hazardous chemicals. In March 2008, it designated the site, called Chem-Fab, a National Priority “Super Fund” site requiring environmental remediation. Among the chemicals supposedly deposited there was ferrous chloride. Operations at Chem-Fab included ferrous chloride of greater strength than the Fund’s waste product. The EPA, supported by what it deems to be relevant documents and a witness statement, determined that the Fund and three others were responsible parties for disposal at Chem-Fab, and pursuant to statutory authorization, invited the four to participate in investigation and remediation. The expected cleanup cost for the site is uncertain but has been estimated at $5,000,000.

NRM Investment Company
Notes to Financial Statements February 28, 2009

Note 4 - Environmental Liability (Continued)

        The Fund believes the EPA evidence of the Fund’s connection with the Chem-Fab site is weak and that any ferrous chloride of the kind the Fund produced and that may have been taken there caused no environmental harm. Based thereon, the Fund’s board of directors declined the invitation to remediate. EPA or third parties may thereafter determine that the Fund is not liable and remediate without its participation, or it, or they, may bring formal action for reimbursement. Although the Fund will defend vigorously any such action that might be brought, counsel, at this early stage of its investigation, is unable to evaluate the risk other than to say it is serious and for the indefinite future should be regarded as material.

Note 5 - Transactions in Capital Stock and Components of Net Assets

Transactions in fund shares were as follows:

	Period Ended		Year Ended
	February 28, 2009		August 31, 2008
	Shares	Amount	Shares	Amount

Shares issued	—	$—	—	$—
Shares issued in reinvestment of dividends	5	13	15	54
Shares redeemed	(90,031)	($241,208)	(6)	(19)

Net (Decrease) Increase	(90,026)	($241,195)	9	$35

The components of net assets at February 28, 2009 and August 31, 2008 are as follows:

	February 28, 2009	August 31, 2008

Capital shares, par value $.01 per share, 3,608,425 shares and 3,518,427 shares issued and outstanding at February 28, 2009 and August 31, 2008 (10,000,000 full and fractional shares authorized); and capital paid-in	$13,758,411	$13,999,606

Net realized loss on sale of investments*	(915,733)	(12,051)
Unrealized depreciation of investments	(4,285,347)	(1,283,798)
Undistributed net investment income	(15,192)	104,514
Overdistributed net investment income**	—	(251,516)

Net Assets	$8,542,139	$12,556,755

*	Realized losses are the same for federal income tax purposes. Realized losses can be carried forward until the year ended August 31, 2016 ($12,051) and August 31,2017 ($903,682).
**
For federal income tax purposes, there was $110,719 of undistributed net investment income as of August 31, 2008. The book/tax difference arises from amounts reserved for environmental litigation and not deducted for federal income tax purposes.

NRM Investment Company
Notes to Financial Statements February 28, 2009

Note 6 - Distributions to Shareholders

The tax character of distributions paid during the period/year ended February 28, 2009 and August 31, 2008 was as follows:

	2009	2008

Distributions paid from:
Tax-exempt interest and dividends	$76,398	$231,348
Taxable qualified dividends	34,319	285,798
Taxable ordinary dividends	61	—
Long-term capital gains	—	89,066

	$110,778	$606,212

Note 7 – New Accounting Pronouncements

        In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements” and in October, 2008 the FASB issued Staff Position 157-3 “Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active.” The Statement and Staff Position defines fair value, establishing a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosure about fair value measurements. The Statement and Staff Position establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participation assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement and Staff Position is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement and Staff Position is initially applied.

Management has evaluated the application of the Statement and Staff Position to the Fund and does not expect FAS 157 or the Staff Position to have a material impact on the financial statements.